Long-Term Debt and Other Financial Liabilities, Nisea Huarong Sale and Leaseback (Details) $ in Thousands	6 Months Ended
	Jun. 30, 2026 USD ($) Installment	Mar. 05, 2026 USD ($)	Dec. 31, 2025 USD ($)
Long-Term Debt and Other Financial Liabilities [Abstract]
Balance outstanding	$ 70,383		$ 48,758
Nisea Huarong Sale and Leaseback [Member]
Long-Term Debt and Other Financial Liabilities [Abstract]
Financing amount		$ 18,250
Term of bareboat charter	5 years
Number of consecutive payment installments | Installment	20
Frequency of periodic payment	quarterly
Installment payment	$ 353
Purchase obligation	$ 11,200
Term of variable rate	3 months
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]	usea:TermSecuredOvernightFinancingRateSOFRMember
Margin on variable rate	1.95%
Balance outstanding	$ 17,898